General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Increase in general and administrative expense	$ (8,400)
General and administrative expense	$ 35,257	$ 26,884